14. Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Note 14. Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors.  Participants are general unsecured creditors of the Company with respect to these benefits.  The benefits accrued under these plans were $141,857 and $179,080 at December 31, 2015 and 2014, respectively.  Expenses associated with these plans were $779 and $20,214 for the years ended December 31, 2015 and 2014, respectively.  One of the participants retired in 2014 causing a substantial distribution from this plan, resulting in the decrease in expense from 2014 to 2015.

The Company also maintains a supplemental employee retirement plan (“SERP”) for certain key employees of the Company.  Benefits accrued under this plan were $575,709 and $461,519 at December 31, 2015 and 2014, respectively. The expense associated with this plan was $114,190 and $86,996 for the years ended December 31, 2015 and 2014, respectively.